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May 24, 2023	27226.00024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Matthews International Funds -- File No. 333-270696

Ladies and Gentlemen:

We are counsel to the Matthews International Funds, d/b/a the Matthews Asia Funds (the “Registrant”), and hereby submit for review the enclosed Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 (the “Amendment”). This filing has been marked to show changes made since the filing of the Fund’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 on May 19, 2023.

The Registrant proposes that the Registration Statement become effective on or about May 31, 2023, and will submit a request for acceleration of effectiveness under separate cover. The Amendment is being filed in connection with the reorganization of the Matthews Korea Fund into the Matthews Korea Active ETF, each a series of the Registrant, for the purposes of including certain exhibits as well as to make certain other non-material changes.

Please contact the undersigned at (415) 856-7007 with comments and questions.

Very truly yours,

/s/ David A. Hearth

David A. Hearth

for PAUL HASTINGS LLP